Related Parties Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Parties Transactions
Related Party Transactions
Our equity method investees are considered related parties. Hydraulic fracturing and other services are provided to us in the ordinary course of business by our equity affiliate FTSI. As well operators, we are reimbursed by other working interest owners through the joint interest billing process for their proportionate share of these costs. For the years ended December 31, 2018, 2017 and 2016, our expenditures for hydraulic fracturing services with FTSI were $93 million, $111 million and $3 million, respectively.